Goodwill (Tables)	12 Months Ended
Sep. 30, 2022
Intangible assets and goodwill [abstract]
Disclosure of movements in goodwill	The movements in goodwill were as follows:

	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$	$
As at September 30, 2021	1,022,350	1,169,772	1,142,148	947,782	1,140,573	895,921	619,990	931,361	269,804	8,139,701
Business acquisitions (Note 26)	516,204	9,970	—	73,375	—	31,299	—	—	—	630,848
Goodwill reallocation	(3,236)	—	—	—	367,907	—	—	(364,671)	—	—
Foreign currency translation adjustment	(95,299)	98,434	—	87,110	(163,134)	(92,260)	(52,362)	(65,383)	(6,199)	(289,093)
As at September 30, 2022	1,440,019	1,278,176	1,142,148	1,108,267	1,345,346	834,960	567,628	501,307	263,605	8,481,456

Key assumptions for cash-generating units
The key assumptions for the CGUs are disclosed in the following tables for the years ended September 30:

2022	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	10.0	10.6	10.7	9.2	10.5	10.6	10.7	10.7	19.2
Long-term growth rate of net operating cash flows[1]	1.8	2.0	2.0	2.0	2.0	1.9	2.0	1.9	2.0

2021	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia	U.K. and Australia	Finland, Poland and Baltics	Central and Eastern Europe	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	10.0	8.5	9.1	8.1	9.3	8.8	9.5	9.4	18.5
Long-term growth rate of net operating cash flows[1]	1.6	2.0	2.0	2.0	1.8	1.9	1.7	1.8	2.0
[1] The long-term growth rate is based on the lower of published industry research growth and 2.0%.